SEGMENT REPORTING (Schedule of the Company's Revenues Generated from Each Segment) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Company's revenues generated from each segment [Line Items]
Net revenue	$ 96,906,335	$ 102,973,999	$ 80,504,734
Gross profit	28,069,747	14,131,755	7,232,881
Operating segment [Member]
Company's revenues generated from each segment [Line Items]
Net revenue	96,906,335	102,973,999	80,504,734
Gross profit	28,069,747	14,131,755	7,232,881
Solar power project development [Member] | Operating segment [Member]
Company's revenues generated from each segment [Line Items]
Net revenue	48,784,766	64,837,042	77,372,737
Gross profit	7,052,170	3,575,775	6,432,290
Electricity generation revenue [Member] | Operating segment [Member]
Company's revenues generated from each segment [Line Items]
Net revenue	29,257,928	12,247,320	3,131,997
Gross profit	17,673,474	7,031,670	800,591
EPC services [Member] | Operating segment [Member]
Company's revenues generated from each segment [Line Items]
Net revenue	18,544,164	25,853,288
Gross profit	3,329,402	3,524,310
Other [Member] | Operating segment [Member]
Company's revenues generated from each segment [Line Items]
Net revenue	319,477	36,349	0
Gross profit	$ 14,701	$ 0	$ 0